Segments, Customers And Geographic Information (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 segment	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments		1
Revenues	$ 446,651	$ 445,269	$ 249,852
Long-loved assets	33,642	30,465	16,211
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	40,496	46,442	41,450
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	97,133	101,324	56,923
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	58,212	57,701	9,968
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	70,704	90,461	28,119
INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	54,358	44,608	95,674
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	125,748	104,733	17,718
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-loved assets	27,837	22,502	15,325
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-loved assets	$ 5,805	$ 7,963	$ 886